Average Annual Total Returns - NVIT Mid Cap Index Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	S&P MidCap 400® Index (reflects no deduction for fees or expenses) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees or expenses) 5 Years	S&P MidCap 400® Index (reflects no deduction for fees or expenses) 10 Years
Total	13.11%	11.89%	11.04%	12.84%	11.66%	10.82%	13.28%	12.07%	11.20%	13.66%	12.35%	11.51%